Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XVII
Entity Central Index Key	0000867969
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000238581 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class A
Trading Symbol	MIEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 23,426,360,393
Holdings Count | Holding	77
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	23,426,360,393	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	77
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%
Issuer country weightings
France	17.9%
Japan	17.2%
Switzerland	13.7%
United Kingdom	12.8%
Germany	10.0%
Canada	3.6%
Denmark	2.8%
Italy	2.5%
Ireland	2.3%
Other Countries	17.2%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%

C000238582 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class I
Trading Symbol	MIEKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 23,426,360,393
Holdings Count | Holding	77
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	23,426,360,393	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	77
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%
Issuer country weightings
France	17.9%
Japan	17.2%
Switzerland	13.7%
United Kingdom	12.8%
Germany	10.0%
Canada	3.6%
Denmark	2.8%
Italy	2.5%
Ireland	2.3%
Other Countries	17.2%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%

C000006994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class R6
Trading Symbol	MIEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 23,426,360,393
Holdings Count | Holding	77
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	23,426,360,393	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	77
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%
Issuer country weightings
France	17.9%
Japan	17.2%
Switzerland	13.7%
United Kingdom	12.8%
Germany	10.0%
Canada	3.6%
Denmark	2.8%
Italy	2.5%
Ireland	2.3%
Other Countries	17.2%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	3.1%
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Air Liquide S.A.	2.6%
Compass Group PLC	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Roche Holding AG	2.2%
Deutsche Boerse AG	2.1%
Nestle S.A.	2.1%
Compagnie Financiere Richemont S.A.	2.0%